Business Combinations - Textual (Details 4) R$ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$)
Business combinations
Business Combinations
Combined net revenue from sales and services			R$ 1,043,205
Combined net profit (loss)			R$ 41,360
Business combinations | Trademarks [member]
Business Combinations
Percentage of royalty fees	7.20%	7.20%	7.20%	7.20%
Intangible assets, discount rate basis			Weighted Averaged Cost of Capital (“WACC”)
Intangible assets, discount rate	0.22%	0.22%	0.22%	0.22%
Business combinations | Customer Portfolio [member]
Business Combinations
Intangible assets, discount rate basis			WACC
Intangible assets, discount rate	12.60%	12.60%	12.60%	12.60%
Intangible assets, adjustment to discount rate basis	0.07%	0.07%	0.07%	0.07%
Business combinations | Customer Portfolio [member] | Weighted average
Business Combinations
Useful life measured as period of time, intangible assets other than goodwill			8 years 8 months 12 days
A & R Comercio e Servicos de Informatica Ltda. [Member]
Business Combinations
Revenue from the date of acquisition				R$ 40,041
Net profit (loss) from the date of acquisition				R$ 111
Mind Makers Editora Educacional
Business Combinations
Revenue from the date of acquisition		R$ 7,891
Net profit (loss) from the date of acquisition		R$ 1,052
Meritt Informacao Educacional Ltda (“Meritt”)
Business Combinations
Revenue from the date of acquisition	R$ 43
Net profit (loss) from the date of acquisition	R$ 207